UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

SHORT TERM YIELD PORTFOLIO

FORM N-Q

April 30, 2015

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 27.3%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Nissan Motor Acceptance Corp., Senior Notes	0.812%	3/3/17	$500,000	$501,583	(a)(b)

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chevron Corp., Senior Notes	0.427%	11/15/17	300,000	300,334	(b)

FINANCIALS - 24.2%
Banks - 19.8%
Bank of America NA, Senior Bonds	0.676%	5/8/17	300,000	299,849	(b)
Bank of Montreal, Senior Notes	0.737%	9/11/15	500,000	500,891	(b)
Bank of Montreal, Senior Notes	0.874%	4/9/18	350,000	352,384	(b)
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	500,000	503,513
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	0.574%	9/8/17	300,000	299,186	(a)(b)
BNP Paribas SA, Senior Notes	0.858%	12/12/16	300,000	301,114	(b)
BPCE SA, Senior Bonds	0.901%	6/17/17	300,000	300,517	(b)
BPCE SA, Senior Bonds	0.875%	6/23/17	250,000	250,486	(b)
Commonwealth Bank of Australia, Senior Notes	0.534%	9/8/17	300,000	300,022	(a)(b)
Credit Agricole SA, Senior Notes	0.813%	6/12/17	300,000	299,924	(a)(b)
DNB Bank ASA, Senior Notes	3.200%	4/3/17	350,000	362,153	(a)
HSBC Bank PLC, Senior Notes	3.500%	6/28/15	500,000	502,296	(a)
ING Bank NV, Bonds	0.496%	7/22/15	550,000	549,985	(a)(b)
ING Bank NV, Senior Notes	3.000%	9/1/15	250,000	251,793	(a)
ING Bank NV, Senior Notes	0.964%	10/1/19	300,000	300,819	(a)(b)
JPMorgan Chase & Co., Senior Notes	0.881%	2/26/16	250,000	250,555	(b)
JPMorgan Chase & Co., Senior Notes	1.177%	1/25/18	300,000	303,122	(b)
Lloyds Bank PLC, Senior Notes	0.791%	3/16/18	255,000	255,467	(b)
Manufacturers & Traders Trust Co., Senior Bonds	0.630%	1/30/17	300,000	299,821	(b)
Mizuho Bank Ltd., Senior Notes	0.717%	9/25/17	300,000	299,590	(a)(b)
National Australia Bank Ltd., Notes	0.461%	5/28/15	350,000	350,042	(a)(b)
Royal Bank of Canada, Senior Notes	0.536%	10/13/17	500,000	500,135	(b)
Standard Chartered PLC, Senior Notes	0.604%	9/8/17	300,000	298,770	(a)(b)
Toronto-Dominion Bank, Senior Notes	0.455%	11/6/15	1,000,000	1,000,978	(b)
Toronto-Dominion Bank, Senior Notes	0.805%	4/30/18	300,000	301,909	(b)
Wells Fargo & Co., Senior Notes	0.524%	9/8/17	300,000	299,255	(b)
Westpac Banking Corp., Senior Notes	0.692%	11/25/16	400,000	401,445	(b)

Total Banks				9,936,021

Capital Markets - 1.8%
Bank of New York Mellon Corp., Senior Notes	2.400%	1/17/17	300,000	307,364
Deutsche Bank AG, Senior Notes	0.731%	5/30/17	360,000	360,542	(b)
Macquarie Bank Ltd., Senior Notes	0.907%	10/27/17	229,000	229,115	(a)(b)

Total Capital Markets				897,021

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 1.5%
American Express Credit Corp., Senior Notes	0.565%	9/22/17	$300,000	$299,450	(b)
Caterpillar Financial Services Corp., Senior Notes	0.405%	3/3/17	331,000	330,965	(b)
Toyota Motor Credit Corp., Senior Notes	0.596%	1/12/18	105,000	105,176	(b)

Total Consumer Finance				735,591

Diversified Financial Services - 0.5%
General Electric Capital Corp., Senior Notes	0.894%	1/9/20	229,000	231,571	(b)

Insurance - 0.6%
Metropolitan Life Global Funding I, Secured Bonds	0.477%	7/14/16	300,000	300,287	(a)(b)

TOTAL FINANCIALS				12,100,491

HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Bayer U.S. Finance LLC, Senior Notes	0.551%	10/6/17	200,000	200,199	(a)(b)

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Precision Castparts Corp., Senior Notes	0.700%	12/20/15	200,000	199,790

MATERIALS - 0.7%
Metals & Mining - 0.7%
Rio Tinto Finance USA PLC, Senior Notes	1.375%	6/17/16	360,000	361,883

TOTAL CORPORATE BONDS & NOTES (Cost - $13,665,453)				13,664,280

ASSET-BACKED SECURITIES - 13.2%
Ally Master Owner Trust, 2014-5 A1	0.672%	10/15/19	310,000	310,419	(b)
American Express Credit Account Master Trust, 2012-4 A	0.422%	5/15/20	150,000	150,067	(b)
American Express Credit Account Master Trust, 2013-2 A	0.602%	5/17/21	150,000	150,636	(b)
Bank of America Credit Card Trust, 2014-A1 A	0.562%	6/15/21	245,000	245,754	(b)
Bank of America Credit Card Trust, 2014-A3 A	0.472%	1/15/20	620,000	620,771	(b)
Bank of America Credit Card Trust, 2015-A1 A	0.512%	6/15/20	150,000	150,256	(b)
CarMax Auto Owner Trust, 2015-1 A2	0.880%	3/15/18	260,000	260,238
Citibank Credit Card Issuance Trust, 2006-A8 A8	0.315%	12/17/18	310,000	309,310	(b)
Discover Card Execution Note Trust, 2011-A4 A4	0.532%	5/15/19	310,000	310,591	(b)
Educational Funding of the South Inc., 2011-1 A2	0.927%	4/25/35	209,009	208,811	(b)
Fifth Third Auto Trust, 2014-2 A2B	0.342%	4/17/17	108,659	108,629	(b)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	0.752%	1/15/22	150,000	150,275	(b)
Golden Credit Card Trust, 2015-1A A	0.622%	2/15/20	260,000	260,348	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	0.731%	12/10/27	241,666	241,736	(a)(b)
John Deere Owner Trust, 2015-A A2A	0.870%	2/15/18	230,000	230,424
Navient Student Loan Trust, 2014-AA A1	0.662%	5/16/22	218,313	218,289	(a)(b)
Nelnet Student Loan Trust, 2015-2A A1	0.491%	3/25/20	420,000	420,098	(a)(b)
Nissan Auto Lease Trust, 2013-B A2B	0.452%	1/15/16	68,122	68,124	(b)
Nissan Auto Lease Trust, 2014-B A2B	0.432%	4/17/17	310,000	310,071	(b)
SLM Student Loan Trust, 2003-8 A4	0.471%	3/15/19	107,886	107,847	(b)
SLM Student Loan Trust, 2005-4 A2	0.357%	4/26/21	40,345	40,331	(b)
SLM Student Loan Trust, 2008-2 A3	1.027%	4/25/23	285,863	289,311	(b)
SLM Student Loan Trust, 2010-1 A	0.581%	3/25/25	295,978	295,743	(b)
SLM Student Loan Trust, 2012-5 A2	0.481%	6/25/19	890,488	890,706	(b)
Toyota Auto Receivables Owner Trust, 2015-A A2	0.710%	7/17/17	260,000	260,145

TOTAL ASSET-BACKED SECURITIES (Cost - $6,602,073)				6,608,930

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Federal National Mortgage Association (FNMA), 2012-M11 FA	0.695%	8/25/19	176,810	178,099	(b)
Federal National Mortgage Association (FNMA), 2014-M5 FA	0.558%	1/25/17	303,813	304,122	(b)
Federal National Mortgage Association (FNMA), 2014-M6 FA	0.494%	12/25/17	267,851	268,238	(b)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.573%	12/20/60	$161,722	$161,517	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.673%	12/20/60	282,381	283,165	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.623%	2/20/61	308,348	308,568	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.653%	3/20/61	163,046	163,351	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.673%	3/20/61	78,684	78,896	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.643%	8/20/61	80,308	80,431	(b)
Government National Mortgage Association (GNMA), 2012-H08 FA	0.773%	1/20/62	317,557	319,875	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,141,051)				2,146,262

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $22,408,577)				22,419,472

SHORT-TERM INVESTMENTS - 58.8%
Bank Notes - 1.0%
Bank of America NA (Cost - $500,000)	0.280%	9/10/15	500,000	500,159

Certificates of Deposit - 26.2%
Bank of Montreal	0.420%	8/12/16	500,000	499,968	(b)
Bank of Nova Scotia	0.240%	6/5/15	300,000	299,997
Bank of Tokyo-Mitsubishi UFJ NY	0.475%	1/20/16	275,000	275,013	(b)
BNP Paribas NY Branch	0.430%	5/26/15	500,000	500,000
BNP Paribas NY Branch	0.390%	9/28/15	250,000	250,050
Citibank N.A.	0.280%	7/22/15	500,000	500,094
Credit Agricole Corp.	0.360%	8/6/15	250,000	250,055
Credit Agricole SA	0.420%	5/28/15	500,000	500,000
DnB NOR Bank ASA	0.260%	8/3/15	500,000	500,068
DnB NOR Bank ASA	0.290%	8/19/15	250,000	250,042
HSBC Bank USA	0.435%	10/15/15	425,000	425,017	(b)
HSBC Bank USA	0.420%	3/18/16	500,000	500,120	(b)
Mitsubishi UFJ Trust & Banking NY	0.330%	8/25/15	750,000	750,073
Mizuho Bank Ltd.	0.250%	5/20/15	250,000	250,000
Mizuho Bank Ltd.	0.270%	7/22/15	500,000	500,016
Natixis	0.540%	8/21/15	500,000	500,412
Nordea Bank Finland PLC	0.366%	11/9/15	400,000	400,171	(b)
Norinchukin Bank	0.350%	10/23/15	350,000	349,995
Norinchukin Bank	0.462%	2/19/16	750,000	750,082	(b)
Rabobank Nederland NY	0.300%	5/13/15	500,000	500,003
Rabobank Nederland NY	0.290%	8/10/15	350,000	350,073
Royal Bank of Canada NY	0.262%	7/23/15	650,000	649,997	(b)
Skandinaviska Enskilda Banken AB	0.250%	7/2/15	425,000	425,064
Skandinaviska Enskilda Banken AB	0.577%	11/16/15	425,000	425,031	(b)
Standard Chartered Bank NY	0.380%	5/28/15	500,000	500,011
Standard Chartered Bank NY	0.650%	2/26/16	300,000	300,164
Sumitomo Mitsui Banking Corp.	0.340%	10/9/15	500,000	500,009
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/15/15	700,000	700,019
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/26/15	500,000	499,978

Total Certificates of Deposit (Cost - $13,100,443)				13,101,522

Commercial Paper - 30.0%
ANZ National International Ltd.	0.250%	6/5/15	750,000	749,818	(c)(d)
ANZ National International Ltd.	0.300%	10/14/15	400,000	399,659	(c)(d)
Bank Nederlandse Gemeenten NV	0.270%	8/12/15	500,000	499,712	(c)(d)
Bank Nederlandse Gemeenten NV	0.311%	11/9/15	500,000	499,188	(c)(d)
BNP Paribas Finance Inc.	0.350%	7/24/15	450,000	449,743	(c)
BP Capital Markets PLC	0.588%	10/20/15	500,000	499,065	(c)(d)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Caisse des Depots et Consignations	0.300%	10/1/15	$250,000	$249,727	(a)(c)
Coca-Cola Co.	0.291%	9/17/15	300,000	299,813	(c)(d)
Commonwealth Bank of Australia	0.255%	7/2/15	750,000	750,004	(b)(d)
Credit Suisse NY	0.411%	5/22/15	1,000,000	999,761	(c)
Daimler Finance NA LLC	0.451%	6/24/15	800,000	799,460	(a)(c)
DBS Bank Ltd.	0.270%	6/8/15	750,000	749,786	(c)(d)
JPMorgan Securities LLC	0.270%	6/9/15	250,000	249,927	(c)
JPMorgan Securities LLC	0.320%	6/25/15	200,000	199,902	(c)
Natixis	0.320%	7/31/15	250,000	249,847	(c)
Nordea Bank AB	0.290%	10/9/15	500,000	499,359	(c)(d)
NRW Bank	0.250%	8/3/15	1,035,000	1,034,541	(c)(d)
PNC Bank N.A.	0.411%	10/14/15	400,000	399,438	(c)
Reckitt Benckiser Treasury	0.351%	8/27/15	750,000	749,383	(c)(d)
Skandinaviska Enskilda Banken AB	0.310%	10/8/15	500,000	499,347	(c)(d)
Societe Generale SA	0.380%	7/31/15	250,000	249,850	(c)(d)
Societe Generale SA	0.400%	7/31/15	450,000	449,731	(c)(d)
Sumitomo Mitsui Banking Corp.	0.310%	7/13/15	750,000	749,641	(c)(d)
Svenska Handelsbanken AB	0.300%	8/24/15	250,000	249,813	(c)(d)
Svenska Handelsbanken AB	0.300%	10/13/15	700,000	699,119	(c)(d)
Swedbank AB	0.331%	10/27/15	400,000	399,320	(c)
United Overseas Bank Ltd.	0.270%	6/12/15	750,000	749,764	(c)(d)
United Overseas Bank Ltd.	0.270%	8/26/15	675,000	674,520	(c)(d)

Total Commercial Paper (Cost - $15,046,858)				15,049,238

Time Deposits - 1.6%
Barclays Bank PLC NY (Cost - $801,000)	0.140%	5/1/15	801,000	801,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $29,448,301)				29,451,919

TOTAL INVESTMENTS - 103.6% (Cost - $51,856,878#)				51,871,391
Liabilities in Excess of Other Assets - (3.6)%				(1,819,106)

TOTAL NET ASSETS - 100.0%				$50,052,285

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

(d)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$13,664,280	—	$13,664,280
Asset-backed securities	—	6,608,930	—	6,608,930
Collateralized mortgage obligations	—	2,146,262	—	2,146,262

Total long-term investments	—	$22,419,472	—	$22,419,472

Short-term investments†:
Bank notes	—	$500,159	—	500,159
Certificates of deposit	—	13,101,522	—	13,101,522
Commercial paper	—	15,049,238	—	15,049,238
Time deposits	—	801,000	—	801,000

Total short-term investments	—	$29,451,919	—	$29,451,919

Total investments	—	$51,871,391	—	$51,871,391

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,226
Gross unrealized depreciation	(9,713)

Net unrealized appreciation	$14,513

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: June 19, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: June 19, 2015